Average Annual Total Returns - CAUSEWAY INTERNATIONAL VALUE FUND	Jan. 28, 2021
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	8.28%
5 Years	7.97%
10 Years	6.00%
Since Inception	6.59%
Inception Date	Oct. 26, 2001
Investor Class
Average Annual Return:
1 Year	5.15%
5 Years	5.41%
10 Years	4.93%
Since Inception	6.79%
Inception Date	Oct. 26, 2001
Institutional Class
Average Annual Return:
1 Year	5.40%
5 Years	5.65%
10 Years	5.17%
Since Inception	7.04%
Inception Date	Oct. 26, 2001
Institutional Class | After Taxes on Distributions
Average Annual Return:
1 Year	5.25%
5 Years	5.14%
10 Years	4.76%
Since Inception	6.39%
Inception Date	Oct. 26, 2001
Institutional Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.63%
5 Years	4.50%
10 Years	4.22%
Since Inception	6.04%
Inception Date	Oct. 26, 2001